FAIR VALUE MEASUREMENTS - Financial and Non-Financial Assets and Liabilities (Details) - Recurring - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring Basis
Convertible note		$ 4,243
Investment in ordinary shares	$ 2,557
Investment in warrants - Designated as investment measured at FVTPL	66
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis
Investment in ordinary shares	2,557
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis
Investment in warrants - Designated as investment measured at FVTPL	$ 66
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis
Convertible note		$ 4,243